JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 1.8%
GE Aerospace	4,564	1,372,858
RTX Corp.	2,920	488,657
TransDigm Group, Inc.	267	352,033
		2,213,548
Automobiles — 3.4%
Tesla, Inc. *	9,613	4,275,138
Beverages — 0.6%
Coca-Cola Co. (The)	10,547	699,478
Biotechnology — 3.7%
AbbVie, Inc.	4,338	1,004,541
Alnylam Pharmaceuticals, Inc. *	1,404	640,172
Gilead Sciences, Inc.	6,369	707,005
Insmed, Inc. *	10,557	1,520,261
Natera, Inc. *	4,791	771,162
		4,643,141
Broadline Retail — 6.0%
Alibaba Group Holding Ltd., ADR (China) (a)	6,784	1,212,557
Amazon.com, Inc. *	18,318	4,022,066
MercadoLibre, Inc. (Brazil) *	469	1,095,779
Sea Ltd., ADR (Singapore) *	6,743	1,205,104
		7,535,506
Building Products — 0.3%
Trane Technologies plc	875	369,041
Capital Markets — 3.8%
Blackstone, Inc.	2,850	486,929
Charles Schwab Corp. (The)	7,590	724,564
Goldman Sachs Group, Inc. (The)	2,048	1,631,151
Intercontinental Exchange, Inc.	1,772	298,443
KKR & Co., Inc.	1,181	153,501
Robinhood Markets, Inc., Class A *	9,885	1,415,357
		4,709,945
Communications Equipment — 0.5%
Arista Networks, Inc. *	4,413	643,046
Construction & Engineering — 0.5%
Quanta Services, Inc.	1,502	622,515
Consumer Finance — 0.6%
SoFi Technologies, Inc. *	27,297	721,178
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	21,452	2,210,801
Electrical Equipment — 1.2%
Eaton Corp. plc	170	63,748
GE Vernova, Inc.	2,407	1,479,921
		1,543,669

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	6,257	774,229
Celestica, Inc. (Canada) *	1,704	419,900
		1,194,129
Entertainment — 3.1%
Netflix, Inc. *	2,013	2,414,146
ROBLOX Corp., Class A *	9,282	1,285,718
Spotify Technology SA *	365	254,774
		3,954,638
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B *	908	456,556
Mastercard, Inc., Class A	5,993	3,408,746
Visa, Inc., Class A	1,297	442,863
		4,308,165
Ground Transportation — 0.9%
Uber Technologies, Inc. *	10,929	1,070,726
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	7,336	982,615
Intuitive Surgical, Inc. *	124	55,251
		1,037,866
Health Care Providers & Services — 0.8%
Hims & Hers Health, Inc. * (a)	8,876	503,436
McKesson Corp.	690	533,219
		1,036,655
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	204	1,102,326
DoorDash, Inc., Class A *	7,510	2,042,542
McDonald's Corp.	2,009	610,694
		3,755,562
Household Durables — 0.5%
DR Horton, Inc.	3,413	578,360
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	2,051	401,823
Industrial Conglomerates — 1.2%
3M Co.	10,077	1,563,815
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C	19,921	4,851,703
Meta Platforms, Inc., Class A	9,196	6,753,319
		11,605,022
IT Services — 3.8%
Cloudflare, Inc., Class A *	4,339	931,251
International Business Machines Corp.	5,874	1,657,378
Shopify, Inc., Class A (Canada) *	10,486	1,558,311

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	1,379	311,004
Twilio, Inc., Class A *	2,919	292,133
		4,750,077
Machinery — 0.3%
Deere & Co.	840	384,179
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy, Inc.	1,394	327,676
Pharmaceuticals — 0.4%
Eli Lilly & Co.	81	61,492
Johnson & Johnson	2,068	383,535
		445,027
Semiconductors & Semiconductor Equipment — 17.6%
Broadcom, Inc.	17,130	5,651,232
Lam Research Corp.	590	78,984
NVIDIA Corp.	83,082	15,501,411
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2,962	827,425
		22,059,052
Software — 18.1%
AppLovin Corp., Class A *	1,761	1,265,632
Crowdstrike Holdings, Inc., Class A *	1,209	592,959
Intuit, Inc.	1,363	931,076
Microsoft Corp.	26,141	13,539,431
Oracle Corp.	11,416	3,210,482
Palantir Technologies, Inc., Class A *	9,041	1,649,328
Palo Alto Networks, Inc. *	2,933	597,123
ServiceNow, Inc. *	1,041	957,937
		22,743,968
Specialty Retail — 1.1%
AutoZone, Inc. *	95	406,337
Carvana Co. *	2,615	986,487
		1,392,824
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	34,060	8,672,814
Tobacco — 1.4%
Philip Morris International, Inc.	11,123	1,804,134
Total Common Stocks (Cost $70,998,200)		123,273,518
Short-Term Investments — 2.1%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $2,522,283)	2,521,662	2,522,671

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $173,265)	173,265	173,265
Total Short-Term Investments (Cost $2,695,548)		2,695,936
Total Investments — 100.3% (Cost $73,693,748)		125,969,454
Liabilities in Excess of Other Assets — (0.3)%		(429,316)
NET ASSETS — 100.0%		125,540,138

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $164,235.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$125,969,454	$—	$—	$125,969,454

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$588,926	$8,961,411	$7,028,032	$(8)	$374	$2,522,671	2,521,662	$23,294	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	10,377	655,407	492,519	—	—	173,265	173,265	1,310	—
Total	$599,303	$9,616,818	$7,520,551	$(8)	$374	$2,695,936		$24,604	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.